SHARE-BASED COMPENSATION - Employee share options activity (Details) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	359,202	359,202
Outstanding, ending balance | shares	359,202	359,202	359,202	359,202
Vested as of December 31, 2023 | shares	359,202
Exercisable | shares	359,202
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 0.17
Outstanding, ending balance | $ / shares	0.17		$ 0.17
Vested as of December 31, 2023 | $ / shares	0.17
Exercisable as of December 31, 2023 | $ / shares	$ 0.17
Weighted average remaining contractual term
Outstanding, beginning balance	1 year 11 months 15 days	1 year 11 months 15 days	1 year	1 year
Vested as of December 31, 2023	1 year 11 months 15 days	1 year 11 months 15 days
Exercisable as of December 31, 2023	1 year 11 months 15 days	1 year 11 months 15 days
Aggregate intrinsic value
Aggregate intrinsic value, beginning value	$ 222	¥ 1,620
Aggregate intrinsic value, exercisable | $	222
Aggregate intrinsic value, vested | $	222
Aggregate intrinsic value, ending balance	$ 222		$ 222	¥ 1,620